9. Stock Option Plans (Details - Assumptions)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Options
Expected volatility	54.84%	134.99%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.36%	2.70%
Expected term (in years)	8 years 11 months 5 days	5 years 5 months 12 days
Warrants
Expected volatility	156.68%	70.66%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.69%	0.88%
Expected term (in years)	5 years	4 years 5 months 8 days